PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)		Dec. 31, 2021		Jun. 30, 2021		Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 3,466,444		$ 3,420,886		$ 2,684,985
Accumulated depreciation		(1,906,438)	[1]	(1,847,441)	[1]	(1,487,793)
Total property, plant and equipment, net		1,560,006		1,573,445	[2]	1,197,192
Total property and equipment, net		1,560,006		1,573,445	[2]	1,197,192
Property And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	[3]	2,230,449		2,147,617
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		244,536		246,697		201,287
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		393,885		412,681		370,397
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 597,574		613,891		559,362
Plant and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross				$ 2,147,617		$ 1,553,939

[1]	Included with accumulated depreciation is the amortization of the underlying assets of the solar energy finance lease at Gourmet Foods, which totaled $415 as of December 31, 2021.
[2]	Derived from audited financial statements
[3]	Included with plant and equipment as of December 31, 2021 are the underlying assets of the solar energy finance lease at Gourmet Foods totaling $150,625.